Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Income tax expenses for continuing operation
Cayman Islands [Member]
Schedule Of Income Taxes [Line Items]
Withholding tax imposed	0.00%
Peoples' Republic of China [Member]
Schedule Of Income Taxes [Line Items]
Withholding tax imposed	10.00%
Effective Income Tax Rate	25.00%
Income tax expenses for continuing operation	0	0	0
Unrecognized Tax Benefits	0	0	0
Interest and penalties related to unrecognized tax benefits were accrued	0	0	0
Statute of limitations, if underpayment of taxes is due to computational errors	3 years
Statute of limitations, under special circumstances, value	$ 15
Statute of limitations, under special circumstances, period	5 years
Statute of limitations, due to transfer pricing issues	10 years